John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Absolute Return Currency Fund

(formerly John Hancock Currency Strategies Fund)

As of February 1, 2014, John Hancock Advisers, LLC, the fund’s advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading “Fees and expenses—Annual fund operating expenses” in the “Fund summary” section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.88
Other expenses[1]	0.65
Total annual fund operating expenses	1.53
Contractual expense reimbursement[2]	–0.61
Total annual fund operating expenses after expense reimbursements	0.92

1 “Other expenses” have been restated from fiscal year amounts to reflect current fees and expenses.

2 The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.05% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (f) short dividend expense. The Class Expense Limitation expires on November 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” section:

Expenses ($)	Class R6
1 year	94
3 years	424
5 years	776
10 years	1,772

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Global Absolute Return Strategies Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund’s advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading “Fees and expenses—Annual fund operating expenses” in the “Fund summary” section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	1.20
Other expenses[1]	0.32
Total annual fund operating expenses	1.52
Contractual expense reimbursement[2]	–0.21
Total annual fund operating expenses after expense reimbursements	1.31

1 “Other expenses” have been restated from fiscal year amounts to reflect current fees and expenses.

2 The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue-sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on November 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.50% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (f) short dividend expense. The Class Expense Limitation expires on November 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” section:

Expenses ($)	Class R6
1 year	133
3 years	460
5 years	809
10 years	1,795

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Alternative Asset Allocation Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund’s advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading “Fees and expenses—Annual fund operating expenses” in the “Fund summary” section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.21
Other expenses	1.21
Acquired fund fee and expenses[1]	1.05
Total annual fund operating expenses[2]	2.47
Contractual expense reimbursement[3,4,5]	–1.16
Total annual fund operating expenses after expense reimbursements	1.31

1 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

2 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

3 The advisor has contractually agreed to waive its management fee by 0.10% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

4 The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.04% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

5 The advisor has contractually agreed to limit "Expenses" of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. "Expenses" means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses ("acquired fund fees"), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” section:

Expenses ($)	Class R6
1 year	133
3 years	659
5 years	1,211
10 years	2,718

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Emerging Markets Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund’s advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading “Fees and expenses—Annual fund operating expenses” in the “Fund summary” section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.95
Other expenses	16.04
Total annual fund operating expenses	16.99
Contractual expense reimbursement[1]	–15.91
Total annual fund operating expenses after expense reimbursements	1.08

1 The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.22% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” section:

Expenses ($)	Class R6
1 year	110
3 years	3,231
5 years	5,648
10 years	9,567

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Floating Rate Income Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund’s advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading “Fees and expenses—Annual fund operating expenses” in the “Fund summary” section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.68
Other expenses[1]	0.49
Total annual fund operating expenses	1.17
Contractual expense reimbursement[2]	–0.46
Total annual fund operating expenses after expense reimbursements	0.71

1 “Other expenses” have been restated to reflect current transfer agency and service fees.

2 The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 0.81% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” section:

Expenses ($)	Class R6
1 year	73
3 years	326
5 years	599
10 years	1,379

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Natural Resources Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund’s advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading “Fees and expenses—Annual fund operating expenses” in the “Fund summary” section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	1.00
Other expenses	15.18
Total annual fund operating expenses	16.18
Contractual expense reimbursement[1,2]	–15.10
Total annual fund operating expenses after expense reimbursements	1.08

1 The advisor has contractually agreed to waive its advisory fees so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

2 The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue-sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.28% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” section:

Expenses ($)	Class R6
1 year	110
3 years	3,108
5 years	5,472
10 years	9,424

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Small Cap Value Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund’s advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading “Fees and expenses—Annual fund operating expenses” in the “Fund summary” section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	1.04
Other expenses[1]	0.18
Acquired fund fees and expenses[2]	0.04
Total annual fund operating expenses	1.26
Contractual expense reimbursement[3]	–0.11
Total annual fund operating expenses after expense reimbursements	1.15

1 “Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.

2 “Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.

3 The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that “Expenses” of Class R6 shares exceed 1.20% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the “Class Expense Limitation”), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” section:

Expenses ($)	Class R6
1 year	117
3 years	389

In addition, the section marked “Payments to broker-dealers and other financial intermediaries” is hereby removed.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated February 1, 2014, to the current Class R6 prospectus

John Hancock Strategic Income Opportunities Fund

As of February 1, 2014, John Hancock Advisers, LLC, the fund’s advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the fund described below in order to reduce the expenses of Class R6 shares of the fund.

The following amends and restates the information regarding Class R6 shares presented under the heading “Fees and expenses—Annual fund operating expenses” in the “Fund summary” section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.65
Other expenses	5.80
Acquired fund fees and expenses[1]	0.01
Total annual fund operating expenses[2]	6.46
Contractual expense reimbursement[3]	–5.74
Total annual fund operating expenses after expense reimbursements	0.72

1 “Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s anticipated investments in underlying investment companies.

2 The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”

3 The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 0.83% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business and (f) short dividend expense. The Class Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” section:

Expenses ($)	Class R6
1 year	74
3 years	1,401
5 years	2,690
10 years	5,752

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated February 1, 2014 to the current Class R6 Prospectus

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Lifestyle Conservative Portfolio

As of February 1, 2014, John Hancock Advisers, LLC, the funds’ advisor, has implemented a new contractual expense limitation arrangement for Class R6 shares of the funds described below in order to reduce the expenses of Class R6 shares of the funds.

Lifestyle Aggressive Portfolio

The following amends and restates the information regarding Class R6 shares presented under the heading “Fees and expenses—Annual fund operating expenses” in the “Fund summary” section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.05
Other expenses	2.52
Acquired fund fees and expenses[1]	0.92
Total annual fund operating expenses[2]	3.49
Contractual expense reimbursement[3]	–2.50
Total annual fund operating expenses after expense reimbursements	0.99

1 “Acquired fund fees and expenses” are based on the estimated indirect net expenses associated with the fund’s investment in underlying investment companies.

2 The “Total annual fund operating expenses” shown may not correlate to the fund’s ration of expenses to average net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”

3 The advisor has contractually agreed to limit Expenses of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. Expenses means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on April 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” section:

Expenses ($)	Class R6
1 year	101
3 years	838
5 years	1,597
10 years	3,599

1

Lifestyle Balanced Portfolio

The following amends and restates the information regarding Class R6 shares presented under the heading “Fees and expenses—Annual fund operating expenses” in the “Fund summary” section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.04
Other expenses	1.11
Acquired fund fees and expenses[1]	0.85
Total annual fund operating expenses[2]	2.00
Contractual expense reimbursement[3]	–1.09
Total annual fund operating expenses after expense reimbursements	0.91

1 “Acquired fund fees and expenses” are based on the estimated indirect net expenses associated with the fund’s investment in underlying investment companies.

2 The “Total annual fund operating expenses” shown may not correlate to the fund’s ration of expenses to average net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”

3 The advisor has contractually agreed to limit Expenses of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. Expenses means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on April 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” section:

Expenses ($)	Class R6
1 year	93
3 years	522
5 years	977
10 years	2,240

2

Lifestyle Growth Portfolio

The following amends and restates the information regarding Class R6 shares presented under the heading “Fees and expenses—Annual fund operating expenses” in the “Fund summary” section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.04
Other expenses	2.19
Acquired fund fees and expenses[1]	0.88
Total annual fund operating expenses[2]	3.11
Contractual expense reimbursement[3]	–2.17
Total annual fund operating expenses after expense reimbursements	0.94

1 “Acquired fund fees and expenses” are based on the estimated indirect net expenses associated with the fund’s investment in underlying investment companies.

2 The “Total annual fund operating expenses” shown may not correlate to the fund’s ration of expenses to average net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”

3 The advisor has contractually agreed to limit Expenses of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. “Expenses” means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (“acquired fund fees”), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on April 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” section:

Expenses ($)	Class R6
1 year	96
3 years	755
5 years	1,440
10 years	3,268

3

Lifestyle Moderate Portfolio

The following amends and restates the information regarding Class R6 shares presented under the heading “Fees and expenses—Annual fund operating expenses” in the “Fund summary” section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.04
Other expenses	4.75
Acquired fund fees and expenses[1]	0.80
Total annual fund operating expenses[2]	5.59
Contractual expense reimbursement[3]	–4.73
Total annual fund operating expenses after expense reimbursements	0.86

1 “Acquired fund fees and expenses” are based on the estimated indirect net expenses associated with the fund’s investment in underlying investment companies.

2 The “Total annual fund operating expenses” shown may not correlate to the fund’s ration of expenses to average net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”

3 The advisor has contractually agreed to limit Expenses of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. Expenses means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on April 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” section:

Expenses ($)	Class R6
1 year	88
3 years	1,245
5 years	2,389
10 years	5,190

4

Lifestyle Conservative Portfolio

The following amends and restates the information regarding Class R6 shares presented under the heading “Fees and expenses—Annual fund operating expenses” in the “Fund summary” section:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.04
Other expenses	2.46
Acquired fund fees and expenses[1]	0.76
Total annual fund operating expenses[2]	3.26
Contractual expense reimbursement[3]	–2.44
Total annual fund operating expenses after expense reimbursements	0.82

1 “Acquired fund fees and expenses” are based on the estimated indirect net expenses associated with the fund’s investment in underlying investment companies.

2 The “Total annual fund operating expenses” shown may not correlate to the fund’s ration of expenses to average net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”

3 The advisor has contractually agreed to limit Expenses of Class R6 shares to 0.00% of the average annual net assets (on an annualized basis) attributable to Class R6 shares. Expenses means all class specific expenses attributable to Class R6 shares and excludes fund level expenses such as: (a) advisory fees, (b) underlying fund expenses (acquired fund fees), (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (g) short dividend expense. The current expense limitation agreement expires on April 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” section:

Expenses ($)	Class R6
1 year	84
3 years	775
5 years	1,490
10 years	3,390

You should read this supplement in conjunction with the prospectus and retain it for future reference.

5